Commitment and contingencies - Purchase Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Vessels shipbuilding contract (Member)
Calculation [Abstract]
Total of Contractual Purchase Obligation	$ 693,095
Statement [Line Items]
First Year	448,685
Second Year	173,010
Third Year	71,400
Total	693,095
Drillship Shipbuilding contract (Member)
Calculation [Abstract]
Total of Contractual Purchase Obligation	1,096,826
Statement [Line Items]
First Year
Second Year	1,096,826
Third Year
Total	1,096,826
Total Obligations (Member)
Calculation [Abstract]
Total of Contractual Purchase Obligation	1,789,921
Statement [Line Items]
First Year	448,685
Second Year	1,269,836
Third Year	71,400
Total	$ 1,789,921